Offsets	Jul. 29, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Viking Therapeutics, Inc.
Form or Filing Type	S-3
File Number	333-273460
Initial Filing Date	Jul. 26, 2023
Fee Offset Claimed	$ 4,452.65
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.00001 par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 40,405,179.47
Termination / Withdrawal Statement

(1) The Registrant previously registered $200,000,000 of an indeterminate amount of securities to be offered from time to time at prices to be determined at the time of each such offering pursuant to a Registration Statement on Form S-3 (File No. 333-273460), which was filed with the Securities and Exchange Commission on July 26, 2023, and became automatically effective upon filing (the “Prior Registration Statement”). The Registrant previously paid a net registration fee of $6,463.83 along with a total fee offset of $15,576.17 in connection with the Prior Registration Statement (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement). As of the date of filing of this Registration Statement, the Registrant sold an aggregate of $159,594,820.53 of such securities under the Prior Registration Statement, leaving the balance of $40,405,179.47 (the “Unsold Securities”), representing $4,452.65 in registration fees, of such Unsold Securities under the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, such unutilized filing fees may be applied to the filing fees payable pursuant to this Registration Statement. All offerings under the Prior Registration Statement have terminated.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Viking Therapeutics, Inc.
Form or Filing Type	S-3
File Number	333-273460
Filing Date	Jul. 26, 2023
Fee Paid with Fee Offset Source	$ 6,463.83
Offset Note

(2) The Registrant previously registered $200,000,000 of an indeterminate amount of securities to be offered from time to time at prices to be determined at the time of each such offering pursuant to a Registration Statement on Form S-3 (File No. 333-273460) which was filed with the Securities and Exchange Commission on July 26, 2023, and became automatically effective upon filing (the “Prior Registration Statement”). The Registrant previously paid a net registration fee of $6,463.83 along with a total fee offset of $15,576.17 in connection with the Prior Registration Statement (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement). As of the date of filing of this Registration Statement, the Registrant sold an aggregate of $159,594,820.53 of such securities under the Prior Registration Statement, leaving the balance of $40,405,179.47 (the “Unsold Securities”), representing $4,452.65 in registration fees, of such Unsold Securities under the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, such unutilized filing fees may be applied to the filing fees payable pursuant to this Registration Statement. All offerings under the Prior Registration Statement have terminated.